DAMAGED GOODS INCIDENT	12 Months Ended
Mar. 31, 2021
Environmental Remediation Obligations [Abstract]
DAMAGED GOODS INCIDENT

NOTE 14 – DAMAGED GOODS INCIDENT

In August 2019, we received notification from a major customer that several containers of goods from multiple vessels purchased direct import by the customer had arrived severely water damaged. Upon inspection of the damaged goods by insurance surveyors it was their opinion that the source of the damage was due to moisture in the pallets provided by the factory which caused significant condensation and consequently water damage to the merchandise. Actual damage to the goods occurred while the goods were in transit. We filed insurance claims on our cargo insurance policy which provided for recovery of the sales value plus additional expenses associated with the damaged goods. For the fiscal year ended March 31, 2020, the customer charged us back a total of approximately $1.7 million for damaged goods consisting of sales value of approximately $1.6 million which was recorded as a reduction in net sales and approximately $0.1 million in freight charges which were expensed as a component of sales and marketing expense on the accompanying consolidated statements of operations. For the fiscal year ended March 31, 2020, we incurred additional related expenses of approximately $0.3 million that were included as a component of general and administrative expenses on the accompanying consolidated statements of operations. We recorded a refund due to the customer of approximately $0.5 million which reflected approximately $1.7 million of chargebacks by the customer less approximately $1.2 million the customer had deducted on payment remittances to the Company as of March 31, 2020. We recognized an insurance claim receivable of approximately $1.3 million (the approximate cost of the damaged goods destroyed) on the accompanying consolidated balance sheets for March 31, 2020.

During Fiscal 2021, we recovered approximately $2.3 million in proceeds from the damaged goods insurance claim which consisted of $1.6 million of lost sales, approximately $0.1 million in freight costs and approximately $0.6 million in out-of-pocket expenses associated with the incident. We recognized a one-time gain from the damaged goods claim settlement of approximately $1.1 million (net of the insurance claim receivable) as other income for the fiscal year ended March 31, 2021 on the accompanying statements of operations. In addition, we recognized an additional one-time gain of approximately $0.4 million as other income for the fiscal year ended March 31, 2021 on the accompanying consolidated statements of operations due settlement of accounts payable by the factory that caused the damage.